LONG-TERM INVESTMENTS	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
LONG-TERM INVESTMENTS
LONG-TERM INVESTMENTS

8.    LONG-TERM INVESTMENTS

The Group’s long-term investments primarily consist of equity method investments and equity investments without readily determinable fair values.

	As of December 31,	As of June 30,
	2021	2022

	(HK$ in thousands)
Equity method investments (1)	7,798	233,834
Equity investments without readily determinable fair values (2)	15,596	15,754
Total	23,394	249,588

(1)	Equity method investments

As of December 31, 2021 and June 30, 2022, the Group’s investments accounted for under the equity method totaled HK$7,798 thousand and HK$233,834 thousand, respectively. The Group applies the equity method of accounting to account for its equity method investments over which it has significant influence but does not own a majority equity interest or otherwise control.

In January 2019, the Group invested in a private company by acquiring 20% ordinary equity interest with a total consideration of HK$6,709 thousand. The Group accounts for this as an equity method investment. For the years ended December 31, 2019 and 2020, loss on investment recognized were HK$543 thousand and HK$278 thousand, respectively.Based on the Group’s assessment on the recoverable amounts of the equity method investment, as of December 31, 2021 and June 30, 2022, the impairment provision on the equity method investment was HK$5,888 thousand, and HK$5,888thousand, respectively.

8.    LONG-TERM INVESTMENTS (Continued)

(1)	Equity method investments (Continued)

In December 2021, the Group invested in a private equity fund by acquiring approximately 10% ordinary equity interest with a total consideration of HK$7,798 thousand. The Group accounts for this as an equity method investment. Based on the Group’s assessment on the recoverable amounts of this equity method investment, as of December 31, 2021 and June 30, 2022, no impairment provision on the equity method investment was recognized.

In June 2022, the Group invested in a private equity fund by acquiring approximately 16% ordinary equity interest with a total consideration of HK$235,434 thousand. The Group accounts for this as an equity method investment. For the period ended June 30, 2022, loss on investment recognized were HK$9,398 thousand. Based on the Group’s assessment on the recoverable amounts of this equity method investment, as of June 30, 2022, no impairment provision on the equity method investment was recognized.

(2)	Equity investments without readily determinable fair values

As of December 31, 2021 and June 30, 2022, the Group’s equity investments without readily determinable fair values totaled HK$15,596 thousand and HK$15,754 thousand, respectively. In December 2021, the Group invested in a private equity fund by acquiring 2.75 % ordinary equity interest with a total consideration of HK$15,596 thousand. Equity securities without determinable fair values of the Group represent investments in privately held companies with no readily determinable fair value. The Group elected measurement alternative and recorded these investments at cost, less impairment, adjusted for subsequent observable price changes. As of December 31, 2021 and June 30, 2022, no impairment provision on the equity investments without readily determinable fair values were recognized.

8.    LONG-TERM INVESTMENTS

The Group’s long-term investments primarily consist of equity method investments and equity investments without readily determinable fair values.

	As of December 31,	As of September 30,
	2021	2022

	(HK$ in thousands)

Equity method investments (1)	7,798	229,970
Equity investments without readily determinable fair values (2)	15,596	15,754
Total	23,394	245,724
(1)	Equity method investments

As of December 31, 2021 and September 30, 2022, the Group’s investments accounted for under the equity method totaled HK$7,798 thousand and HK$229,970 thousand, respectively. The Group applies the equity method of accounting to account for its equity method investments over which it has significant influence but does not own a majority equity interest or otherwise control.

In January 2019, the Group invested in a private company by acquiring 20% ordinary equity interest with a total consideration of HK$6,709 thousand. The Group accounts for this as an equity method investment. For the years ended December 31, 2019 and 2020, loss on investment recognized were HK$543 thousand and HK$278 thousand, respectively.Based on the Group’s assessment on the recoverable amounts of the equity method investment, as of December 31, 2021 and September 30, 2022, the impairment provision on the equity method investment was HK$5,888 thousand and HK$5,888 thousand, respectively.

8.    LONG-TERM INVESTMENTS (Continued)

(1)	Equity method investments (Continued)

In December 2021, the Group invested in a private equity fund by acquiring approximately 10% ordinary equity interest with a total consideration of HK$7,798 thousand. The Group accounts for this as an equity method investment. Based on the Group’s assessment on the recoverable amounts of this equity method investment, as of December 31, 2021 and September 30, 2022, no impairment provision on the equity method investment was recognized.

In June 2022, the Group invested in a private equity fund by acquiring approximately 16% ordinary equity interest with a total consideration of HK$235,434 thousand. The Group accounts for this as an equity method investment.  For the period ended September 30, 2022, loss on investment recognized were HK$13,324 thousand. Based on the Group’s assessment on the recoverable amounts of this equity method investment, as of September 30, 2022, no impairment provision on the equity method investment was recognized.

(2)	Equity investments without readily determinable fair values

As of December 31, 2021 and September 30, 2022, the Group’s equity investments without readily determinable fair values totaled HK$15,596 thousand and HK$15,754 thousand, respectively. In December 2021, the Group invested in a private equity fund by acquiring 2.75% ordinary equity interest with a total consideration of HK$15,596 thousand. Equity securities without determinable fair values of the Group represent investments in privately held companies with no readily determinable fair value. The Group elected measurement alternative and recorded these investments at cost, less impairment, adjusted for subsequent observable price changes. As of December 31, 2021 and September 30, 2022, no impairment provision on the equity investments without readily determinable fair values were recognized.